BUSINESS ACQUISITION (Tables)	12 Months Ended
Feb. 28, 2026
BUSINESS ACQUISITION
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

US$
Net assets acquired	$973
Amortizable intangible assets
User base	13,000
Copyright	20,000
Non-amortizable intangible assets
Tradename	16,000
Goodwill	45,545
Purchase consideration	$95,518